Events Occurring After the Reporting Date	12 Months Ended
Jan. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date

36	Events occurring after the reporting date

On the 27th March 2019, the Group closed on the following share issuances.

(1) NZ$6.60 million/US$4.50 million related to the issue of 11,248,415 Ordinary Shares to trade creditors in satisfaction of trade payables due to them, at an effective per share price of US$0.40.

(2) NZ$1.25 million/US$0.85 million related to the issue of 2,119,178 Ordinary Shares to the holder of one of the outstanding promissory notes in the amount of $847,671 at US$0.40 per share.

(3) NZ$1.69 million/US$1.15 million related to the issue of 4,510,588 to investors in a private placement at a share price of US$0.255.

(4) NZ$4.05 million/US$2.75 million relating to certain accredited investors. 10,784,313 shares were agreed at a per share price of US$0.255, except that, to the extent an investor would beneficially own more than 9.9% of our outstanding Ordinary Shares after the closing, we agreed to issue the investor March 2019 Pre-Funded Warrants in lieu of such shares. Each investor also received a March 2019 Investment Warrant to purchase 100% of the number of Ordinary Shares for which it had agreed to subscribe. As a result, we issued 3,914,846 Ordinary Shares, March 2019 Pre-Funded Warrants to purchase 6,869,467 Ordinary Shares and March 2019 Investment Warrants to purchase 10,784,313 Ordinary Shares to the investor at the closing.

On the 13th May 2019, the Group completed a private placement of a secured convertible promissory note for a purchase price of NZ$4.35m/US$3m. The note accrues interest at 10% pa and matures on 13 November 2020.

On the 14th May 2019, the Group closed on NZ$2.17 million/US$1.5million share issuance of 6,000,000 shares to investors in a private placement at a share price of US$0.25.

On the 16th May 2019, the Group issued 635,585 ordinary shares in exchange for the cancellation of a NZ$0.3m/US$0.2m debt held by a shareholder.